UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04612

Name of Fund: BlackRock EuroFund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock EuroFund,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2013

Date of reporting period: 09/30/2012

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock EuroFund (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

Belgium — 2.4%
Anheuser-Busch InBev NV	80,090	$6,851,591

Denmark — 4.7%
Novo-Nordisk A/S, Class B	55,405	8,719,299
Novozymes A/S, Class B	167,131	4,609,713

		13,329,012

Finland — 2.9%
Kone Oyj, Class B	66,593	4,615,493
Wartsila Oyj	105,950	3,676,565

		8,292,058

France — 14.2%
AXA SA	275,916	4,107,745
BNP Paribas SA	185,655	8,802,104
Eutelsat Communications SA	81,152	2,607,377
Lafarge SA	48,390	2,599,871
Legrand SA	80,203	3,023,140
Pernod Ricard SA	79,108	8,873,587
Renault SA	80,450	3,769,573
Sanofi	75,700	6,478,139

		40,261,536

Germany — 16.6%
Continental AG	59,214	5,807,385
Deutsche Bank AG, Registered Shares	232,225	9,198,294
Fresenius SE & Co. KGaA	63,985	7,429,735
Kabel Deutschland Holding AG (a)	71,141	5,078,393
Linde AG	49,104	8,463,552
Merck KGaA	38,050	4,697,001
SAP AG	90,577	6,445,762

		47,120,122

Ireland — 2.7%
Ryanair Holdings Plc - ADR (a)	235,718	7,601,905

Italy — 10.0%
Atlantia SpA	304,815	4,741,337
Eni SpA	346,654	7,599,858
Luxottica Group SpA	106,401	3,753,228
Saipem SpA	162,900	7,850,206
Telecom Italia SpA	4,401,598	4,421,638

		28,366,267

Luxembourg — 2.1%
AZ Electronic Materials SA	1,090,418	5,968,105

Netherlands — 2.7%
Koninklijke Vopak NV	76,971	5,400,853
TNT Express NV	225,519	2,353,362

		7,754,215

Portugal — 1.6%
Jeronimo Martins SGPS SA	263,711	4,402,531

Spain — 1.2%
Amadeus IT Holding SA, Class A	149,265	3,479,954

	Shares		Value
Common Stocks

Sweden — 2.2%
Alfa Laval AB		125,503	$2,280,488
TeliaSonera AB		545,416	3,924,624

			6,205,112

Switzerland — 5.1%
Cie Financiere Richemont SA, Bearer A Shares		74,032	4,445,117
Julius Baer Group Ltd. (a)		82,422	2,874,961
Syngenta AG, Registered Shares		19,364	7,243,730

			14,563,808

United Kingdom — 28.7%
Antofagasta Plc		366,071	7,486,880
Barclays Plc		1,711,543	5,943,507
BG Group Plc		117,697	2,381,564
Burberry Group Plc		197,419	3,196,616
HSBC Holdings Plc		744,547	6,916,656
Imperial Tobacco Group Plc		199,738	7,399,603
Johnson Matthey Plc		187,491	7,323,359
Prudential Plc		353,506	4,590,368
Rolls-Royce Holdings Plc (a)		436,826	5,959,042
Royal Dutch Shell Plc, Class B		141,118	5,021,795
Tullow Oil Plc		370,748	8,224,717
Vodafone Group Plc		2,896,353	8,230,364
Wolseley Plc		166,230	7,110,642
Xstrata Plc		95,510	1,481,644

			81,266,757

Total Long-Term Investments (Cost – $244,700,294) – 97.1%			275,462,973

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (b)(c)		6,059,424	6,059,424

	Par (000)
Time Deposits — 0.1%
United Kingdom – 0.0%
Citibank NA,0.05%, 10/01/12	GBP	30	47,951
United States – 0.1%
Citibank NA, (0.01)%, 10/01/12	EUR	160	205,324

			253,275

BLACKROCK EUROFUND	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock EuroFund (Percentages shown are based on Net Assets)

Value
Total Short-Term Securities (Cost – $6,312,699) – 2.2%	$6,312,699

Total Investments (Cost - $251,012,993*) – 99.3%	281,775,672
Other Assets Less Liabilities – 0.7%	1,996,421

Net Assets – 100.0%	$283,772,093

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$257,533,265

Gross unrealized appreciation	$33,073,849
Gross unrealized depreciation	(8,831,442)

Net unrealized appreciation	$24,242,407

(a)	Non-income producing security.
(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2012	Net Activity	Shares Held at September 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,906,844	152,580	6,059,424	$2,737

(c)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
GBP	British Pound
EUR	Euro
USD	US Dollar

BLACKROCK EUROFUND.	SEPTEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock EuroFund

• Financial futures contracts purchased as of September 30, 2012 were as follows:
Contracts	Issue	Exchange	Expiration		Notional Value	Unrealized Depreciation
1,069	DJ Euro Stoxx 50 Index	Eurex	December 2012	EUR	$6,930,408	$(526,275)

•	Foreign currency exchange contracts as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,164,744	EUR	906,204	Goldman Sachs Group, Inc.	10/01/12	$227
EUR	108,216	USD	139,103	Bank of New York Mellon Corp.	10/02/12	(40)
EUR	812,019	USD	1,050,103	State Street Corp.	10/02/12	(6,618)

Total						$(6,431)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments
Common Stocks:
Belgium	—	$6,851,591	—	$6,851,591
Denmark	—	13,329,012	—	13,329,012
Finland	—	8,292,058	—	8,292,058
France	—	40,261,536	—	40,261,536
Germany	—	47,120,122	—	47,120,122
Ireland	$7,601,905	—	—	7,601,905
Italy	—	28,366,267	—	28,366,267
Luxembourg	—	5,968,105	—	5,968,105
Netherlands	—	7,754,215	—	7,754,215
Portugal	—	4,402,531	—	4,402,531
Spain	—	3,479,954	—	3,479,954
Sweden	—	6,205,112	—	6,205,112
Switzerland	—	14,563,808	—	14,563,808
United Kingdom	—	81,266,757	—	81,266,757
Short-Term Securities	6,059,424	253,275	—	6,312,699

Total	$13,661,329	$268,114,343	—	$281,775,672

BLACKROCK EUROFUND	SEPTEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock EuroFund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$227	—	$227
Liabilities:
Equity contracts	$(526,275)	—	—	(526,275)
Foreign currency exchange contracts	—	(6,658)	—	(6,658)

Total	$(526,275)	$(6,431)	—	$(532,706)

[1]

Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, cash pledged as collateral for financial futures contracts of $866,000 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

BLACKROCK EUROFUND, INC.	SEPTEMBER 30, 2012	4

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment
Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule
15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the
1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: November 26, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EuroFund

Date: November 26, 2012